Significant Accounting Policies - Schedule of Estimated Impact Hypothetical Changes in the Market Price (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
+10% [Member]
Schedule of Estimated Impact Hypothetical Changes in the Market Price [Line Items]
Hypothetical Price Change, Percentage	10.00%
Impact on Fair Value, Amount	$ 264,075
-10% [Member]
Schedule of Estimated Impact Hypothetical Changes in the Market Price [Line Items]
Hypothetical Price Change, Percentage	(10.00%)
Impact on Fair Value, Amount	$ (262,198)
+20% [Member]
Schedule of Estimated Impact Hypothetical Changes in the Market Price [Line Items]
Hypothetical Price Change, Percentage	20.00%
Impact on Fair Value, Amount	$ 529,729
-20% [Member]
Schedule of Estimated Impact Hypothetical Changes in the Market Price [Line Items]
Hypothetical Price Change, Percentage	(20.00%)
Impact on Fair Value, Amount	$ (522,130)